Reconciliation of the gross book value of loans and advances to customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 267,366,804	R$ 255,289,107	R$ 217,561,123
- Financing	104,459,244	100,155,914	94,231,267
- Borrowings	150,649,494	145,443,287	116,800,205
- Revolving	12,258,066	9,689,906	6,529,651
Individuals	292,656,355	272,635,668	195,239,164
- Financing	109,442,423	107,558,782	81,332,376
- Borrowings	125,648,075	118,573,323	79,213,356
- Revolving	57,565,857	46,503,563	34,693,432
Total	560,023,159	527,924,775	412,800,287
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(2,794,820)	(3,108,964)
- Financing	(883,862)	(908,149)
- Borrowings	(1,643,288)	(1,787,523)
- Revolving	(267,670)	(413,292)
Individuals	(11,588,082)	(7,139,615)
- Financing	(6,250,501)	(4,113,805)
- Borrowings	(2,598,680)	(1,127,801)
- Revolving	(2,738,901)	(1,898,009)
Total	(14,382,902)	(10,248,579)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(3,015,338)	(980,917)
- Financing	(575,993)	(189,983)
- Borrowings	(2,142,527)	(665,168)
- Revolving	(296,818)	(125,766)
Individuals	(7,123,858)	(3,661,718)
- Financing	(1,035,122)	(433,652)
- Borrowings	(3,337,413)	(1,709,840)
- Revolving	(2,751,323)	(1,518,226)
Total	(10,139,196)	(4,642,635)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	5,246,877	1,593,772
- Financing	3,359,279	579,002
- Borrowings	1,516,557	868,348
- Revolving	371,041	146,422
Individuals	5,570,962	12,942,485
- Financing	3,202,704	2,878,902
- Borrowings	692,370	8,315,591
- Revolving	1,675,888	1,747,992
Total	10,817,839	14,536,257
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	831,328	199,175
- Financing	747,825	24,113
- Borrowings	73,145	165,127
- Revolving	10,358	9,935
Individuals	653,188	863,078
- Financing	84,557	73,321
- Borrowings	409,402	618,100
- Revolving	159,229	171,657
Total	1,484,516	1,062,253
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies	(25,300,196)	(23,949,966)
- Financing	(4,253,515)	(11,279,214)
- Borrowings	(21,046,681)	(12,670,752)
- Revolving
Individuals	(29,994,346)	(10,699,421)
- Financing	(13,977,848)	(8,326,024)
- Borrowings	(16,016,498)	(2,373,397)
- Revolving
Total	(55,294,542)	(34,649,387)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	158,295,633	168,208,771
- Financing	54,231,476	57,000,287
- Borrowings	99,485,262	107,605,738
- Revolving	4,578,895	3,602,746
Individuals	119,570,888	142,922,899
- Financing	36,106,621	51,195,741
- Borrowings	66,488,649	79,553,749
- Revolving	16,975,618	12,173,409
Total	277,866,521	311,131,670
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(121,185,787)	(104,233,887)
- Financing	(48,321,880)	(39,301,409)
- Borrowings	(71,036,261)	(64,872,688)
- Revolving	(1,827,646)	(59,790)
Individuals	(57,068,065)	(57,831,204)
- Financing	(16,246,770)	(15,048,077)
- Borrowings	(38,563,078)	(43,916,435)
- Revolving	(2,258,217)	1,133,308
Total	(178,253,852)	(162,065,091)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,046,304)	(594,262)
- Financing	(234,955)	(258,817)
- Borrowings	(648,878)	(282,480)
- Revolving	(162,471)	(52,965)
Individuals	(2,452,124)	(2,313,732)
- Financing	(690,111)	(752,245)
- Borrowings	(779,343)	(978,590)
- Revolving	(982,670)	(582,897)
Total	(3,498,428)	(2,907,994)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	936,352	505,019
- Financing	305,804	19,994
- Borrowings	600,089	452,273
- Revolving	30,459	32,752
Individuals	1,796,149	1,463,999
- Financing	64,442	208,332
- Borrowings	1,395,880	969,332
- Revolving	335,827	286,335
Total	2,732,501	1,969,018
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies	(4,074,052)	(719,581)
- Financing	(2,964,276)	(841,508)
- Borrowings	(1,109,776)	121,927
- Revolving
Individuals	2,629,090	(8,310,115)
- Financing	1,425,641	(294,587)
- Borrowings	1,203,449	(8,015,528)
- Revolving
Total	(1,444,962)	(9,029,696)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	5,881,869	6,266,004
- Financing	631,448	989,891
- Borrowings	4,881,568	4,596,735
- Revolving	368,853	679,378
Individuals	12,673,444	8,960,243
- Financing	3,673,945	3,036,579
- Borrowings	6,653,637	4,144,977
- Revolving	2,345,862	1,778,687
Total	18,555,313	15,226,247
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(2,968,357)	(6,813,101)
- Financing	1,373,907	(1,655,141)
- Borrowings	(3,642,129)	(5,055,570)
- Revolving	(700,135)	(102,390)
Individuals	(12,208,369)	(8,945,309)
- Financing	(4,506,721)	(3,609,218)
- Borrowings	(6,346,880)	(4,983,727)
- Revolving	(1,354,768)	(352,364)
Total	(15,176,726)	(15,758,410)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	10,397,088	14,119,637	13,960,366
- Financing	2,098,408	5,461,897	6,878,331
- Borrowings	7,289,645	7,082,040	6,329,980
- Revolving	1,009,035	1,575,700	752,055
Individuals	31,531,058	23,075,748	38,023,532
- Financing	13,494,747	10,479,754	10,655,990
- Borrowings	10,764,215	6,731,162	22,782,488
- Revolving	7,272,096	5,864,832	4,585,054
Total	41,928,146	37,195,385	51,983,898
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(5,246,877)	(1,593,772)
- Financing	(3,359,279)	(579,002)
- Borrowings	(1,516,557)	(868,348)
- Revolving	(371,041)	(146,422)
Individuals	(5,570,962)	(12,942,485)
- Financing	(3,202,704)	(2,878,902)
- Borrowings	(692,370)	(8,315,591)
- Revolving	(1,675,888)	(1,747,992)
Total	(10,817,839)	(14,536,257)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	2,794,820	3,108,964
- Financing	883,862	908,149
- Borrowings	1,643,288	1,787,523
- Revolving	267,670	413,292
Individuals	11,588,082	7,139,615
- Financing	6,250,501	4,113,805
- Borrowings	2,598,680	1,127,801
- Revolving	2,738,901	1,898,009
Total	14,382,902	10,248,579
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(936,352)	(505,019)
- Financing	(305,804)	(19,994)
- Borrowings	(600,089)	(452,273)
- Revolving	(30,459)	(32,752)
Individuals	(1,796,149)	(1,463,999)
- Financing	(64,442)	(208,332)
- Borrowings	(1,395,880)	(969,332)
- Revolving	(335,827)	(286,335)
Total	(2,732,501)	(1,969,018)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	1,046,304	594,262
- Financing	234,955	258,817
- Borrowings	648,878	282,480
- Revolving	162,471	52,965
Individuals	2,452,124	2,313,732
- Financing	690,111	752,245
- Borrowings	779,343	978,590
- Revolving	982,670	582,897
Total	3,498,428	2,907,994
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies	1,025,380	244,809
- Financing	(541,932)	503,893
- Borrowings	1,567,312	(259,084)
- Revolving
Individuals	3,461,208	1,311,072
- Financing	1,473,380	827,384
- Borrowings	1,987,828	483,688
- Revolving
Total	4,486,588	1,555,881
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	15,392,717	10,389,522
- Financing	348,266	911,654
- Borrowings	14,523,782	9,242,876
- Revolving	520,669	234,992
Individuals	16,338,531	13,739,385
- Financing	859,894	394,249
- Borrowings	12,437,894	11,892,438
- Revolving	3,040,743	1,452,698
Total	31,731,248	24,128,907
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(8,616,409)	(7,900,553)
- Financing	(193,223)	(2,267,756)
- Borrowings	(8,789,521)	(5,788,533)
- Revolving	366,335	155,736
Individuals	(5,629,284)	(7,098,812)
- Financing	(1,762,506)	(1,165,852)
- Borrowings	(5,942,417)	(7,168,430)
- Revolving	2,075,639	1,235,470
Total	(14,245,693)	(14,999,365)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(6,250,418)	(4,810,923)
- Financing	(608,365)	(616,833)
- Borrowings	(5,089,778)	(3,699,282)
- Revolving	(552,275)	(494,808)
Individuals	(12,503,756)	(10,112,989)
- Financing	(781,172)	(414,940)
- Borrowings	(8,094,131)	(6,029,025)
- Revolving	(3,628,453)	(3,669,024)
Total	(18,754,174)	(14,923,912)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(831,328)	(199,175)
- Financing	(747,825)	(24,113)
- Borrowings	(73,145)	(165,127)
- Revolving	(10,358)	(9,935)
Individuals	(653,188)	(863,078)
- Financing	(84,557)	(73,321)
- Borrowings	(409,402)	(618,100)
- Revolving	(159,229)	(171,657)
Total	(1,484,516)	(1,062,253)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	3,015,338	980,917
- Financing	575,993	189,983
- Borrowings	2,142,527	665,168
- Revolving	296,818	125,766
Individuals	7,123,858	3,661,718
- Financing	1,035,122	433,652
- Borrowings	3,337,413	1,709,840
- Revolving	2,751,323	1,518,226
Total	10,139,196	4,642,635
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	27,927,899	24,082,667	25,288,827
- Financing	5,049,959	6,287,894	7,352,243
- Borrowings	21,410,798	17,080,832	17,254,607
- Revolving	1,467,142	713,941	681,977
Individuals	33,424,124	24,630,780	23,143,751
- Financing	3,057,379	1,691,549	1,146,464
- Borrowings	19,640,162	16,939,514	16,659,845
- Revolving	10,726,583	5,999,717	5,337,442
Total	61,352,023	48,713,447	48,432,578
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	305,691,791	293,491,411
- Financing	111,607,611	111,905,705
- Borrowings	179,349,937	169,606,159
- Revolving	14,734,243	11,979,547
Individuals	357,611,537	320,342,196
- Financing	125,994,549	119,730,085
- Borrowings	156,052,452	142,243,999
- Revolving	75,564,536	58,368,112
Total	663,303,328	613,833,607
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies	(28,348,868)
- Financing	(7,759,723)
- Borrowings	(20,589,145)
- Revolving
Individuals	(23,904,048)
- Financing	(11,078,827)
- Borrowings	(12,825,221)
- Revolving
Total	(52,252,916)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	179,570,219
- Financing	55,211,190
- Borrowings	118,890,612
- Revolving	5,468,417
Individuals	148,582,863
- Financing	40,640,460
- Borrowings	85,580,180
- Revolving	22,362,223
Total	328,153,082
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(132,770,553)
- Financing	(47,141,196)
- Borrowings	(83,467,911)
- Revolving	(2,161,446)
Individuals	(74,905,718)
- Financing	(22,515,997)
- Borrowings	(50,852,375)
- Revolving	(1,537,346)
Total	(207,676,271)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(6,250,418)
- Financing	(608,365)
- Borrowings	(5,089,778)
- Revolving	(552,275)
Individuals	(12,503,756)
- Financing	(781,172)
- Borrowings	(8,094,131)
- Revolving	(3,628,453)
Total	R$ (18,754,174)
Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies		293,491,411	256,810,316
- Financing		111,905,705	108,461,841
- Borrowings		169,606,159	140,384,792
- Revolving		11,979,547	7,963,683
Individuals		320,342,196	256,406,447
- Financing		119,730,085	93,134,830
- Borrowings		142,243,999	118,655,689
- Revolving		58,368,112	44,615,928
Total		613,833,607	R$ 513,216,763
Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies		(24,424,738)
- Financing		(11,616,829)
- Borrowings		(12,807,909)
- Revolving
Individuals		(17,698,464)
- Financing		(7,793,227)
- Borrowings		(9,905,237)
- Revolving
Total		(42,123,202)
Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies		184,864,297
- Financing		58,901,832
- Borrowings		121,445,349
- Revolving		4,517,116
Individuals		165,622,527
- Financing		54,626,569
- Borrowings		95,591,164
- Revolving		15,404,794
Total		350,486,824
Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies		(118,947,541)
- Financing		(43,224,306)
- Borrowings		(75,716,791)
- Revolving		(6,444)
Individuals		(73,875,325)
- Financing		(19,823,147)
- Borrowings		(56,068,592)
- Revolving		2,016,414
Total		(192,822,866)
Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies		(4,810,923)
- Financing		(616,833)
- Borrowings		(3,699,282)
- Revolving		(494,808)
Individuals		(10,112,989)
- Financing		(414,940)
- Borrowings		(6,029,025)
- Revolving		(3,669,024)
Total		R$ (14,923,912)